Derivative Financial Instruments - Additional Information (Details) - Interest Rate Swap - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer
Customer interest rate swaps (commerical customer counterparty):
Notional amount of assets, Assets	$ 24,300	$ 24,485	$ 28,190
Notional amount of assets, Liabilities			1,955
Notional amount of assets, Net total			30,145
Customer interest rate swaps (commerical customer counterparty):
Fair Value of assets, Assets	350	274	437
Fair Value of assets, Liabilities			(4)
Fair Value of assets, Net total			433
Correspondent
Correspondent interest rate swaps (financial institution counterparty):
Notional amount of liabilities, Assets		24,485	1,955
Notional amount of liabilities, Liabilities	24,300	24,485	28,190
Notional amount of liabilities, Net total			30,145
Correspondent interest rate swaps (financial institution counterparty):
Fair Value of liabilities, Assets		(287)	4
Fair Value of liabilities, Liabilities	$ (362)	$ (287)	(460)
Fair Value of liabilities, Net total			$ (456)